Business Combinations (Additional Information) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Plant Facility	Dec. 31, 2021 USD ($) Facility
Disclosure of detailed information about business combination [Line Items]
Integration and restructuring costs	$ 46	$ 43
Goodwill	12,368	12,220
Assets relating to equity-accounted investees	$ 643	$ 459
Percentage of Voting Equity Interests Acquired	100.00%
Name of Acquiree	Casa do Adubo S.A.
Date of Acquisition	Oct. 01, 2022
Description Of Factors That Make Up Goodwill Recognised	Goodwill and expected benefits of acquisitions $ 145 (preliminary) $ 55 (preliminary) (2021 – $ 77 ) The expected benefits of the acquisitions resulting in goodwill include synergies from expected reduction in operating costswider distribution channel for selling products of acquired businessesa larger assembled workforcepotential increase in customer baseenhanced ability to innovate
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Number Of Operating Locations Acquired | Facility	43	36
Description of Acquiree	2022 – 43 Retail locations related to various agricultural services and one wholesale warehouse location (2021 – 36 Retail locations)
Casa do Adubo [Member]
Disclosure of detailed information about business combination [Line Items]
Number Of Operating Locations Acquired | Facility	39
Number Of Distribution Centers | Plant	10
Description of Acquiree	An agriculture retailer in Brazil with 39 retail locations and 10 distribution centers. This acquisition is aligned with our disciplined approach to capital allocation and sustainability commitments, as we continue to expand our presence in Brazil.